REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue by Major Category and Reportable Segment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 2,983.4	SFr 3,018.0	SFr 3,035.2
Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,479.9	1,530.5	1,545.3
Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,240.6	1,299.1	1,335.4
Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	239.3	231.4	209.9
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,375.0	1,377.5	1,381.7
Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,089.8	1,089.0	1,097.3
Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	285.2	288.5	284.4
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128.5	110.0	108.2
Residential customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,107.2	2,173.1	2,247.1
Residential customers | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0.0	0.0
Residential customers | Unadjusted Difference
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			2,247.1
Residential customers | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	974.0	1,047.4	1,107.4
Residential customers | Fixed | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		45.6	45.7
Residential customers | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	933.6	1,003.3	1,059.2
Residential customers | Fixed | Subscription | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		15.5	16.1
Residential customers | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40.4	44.1	48.2
Residential customers | Fixed | Non-Subscription And Hardware | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		30.1	29.6
Residential customers | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,027.9	1,033.0	1,045.2
Residential customers | Mobile | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(8.1)	(7.1)
Residential customers | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	821.9	824.6	843.0
Residential customers | Mobile | Subscription | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(8.9)	(9.9)
Residential customers | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	206.0	208.4	202.2
Residential customers | Mobile | Non-Subscription And Hardware | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0.8	2.8
Residential customers | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105.3	92.7	94.5
Residential customers | Other | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(37.5)	(38.6)
Business customers & Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	859.0	830.3	776.6
Business customers & Wholesale | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0.0	0.0
Business customers & Wholesale | Unadjusted Difference
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			776.6
Business customers & Wholesale | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	505.9	483.1	437.9
Business customers & Wholesale | Fixed | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0.1	0.5
Business customers & Wholesale | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	307.0	295.8	276.2
Business customers & Wholesale | Fixed | Subscription | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2.4	2.8
Business customers & Wholesale | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	198.9	187.3	161.7
Business customers & Wholesale | Fixed | Non-Subscription And Hardware | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(2.3)	(2.3)
Business customers & Wholesale | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	347.1	344.5	336.5
Business customers & Wholesale | Mobile | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0.6	0.3
Business customers & Wholesale | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	267.9	264.4	254.3
Business customers & Wholesale | Mobile | Subscription | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(1.8)	(0.4)
Business customers & Wholesale | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79.2	80.1	82.2
Business customers & Wholesale | Mobile | Non-Subscription And Hardware | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2.4	0.7
Business customers & Wholesale | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6.0	2.7	2.2
Business customers & Wholesale | Other | Prior Period Reclassification Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(0.7)	(0.8)
Infrastructure & Support functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17.2	14.6	11.5
Infrastructure & Support functions | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 17.2	SFr 14.6	SFr 11.5